UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2015

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	APRIL 30, 2015

Global Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ARYVX	5.29%	12.29%	9.08%	4/29/11
FTSE EPRA/NAREIT Global Index	—	4.52%	10.91%	7.25%	—
MSCI All Country World Index	—	4.97%	7.46%	7.44%	—
Institutional Class	ARYNX	5.33%	12.52%	9.30%	4/29/11
A Class	ARYMX				4/29/11
No sales charge*		5.10%	12.00%	8.81%
With sales charge*		-0.91%	5.54%	7.21%
C Class	ARYTX				4/29/11
No sales charge*		4.74%	11.16%	7.99%
With sales charge*		3.74%	11.16%	7.99%
R Class	ARYWX	4.92%	11.71%	8.53%	4/29/11
R6 Class	ARYDX	5.40%	12.69%	10.71%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.20%	1.00%	1.45%	2.20%	1.70%	0.85%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

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Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	3.9%
Equity Residential	3.5%
AvalonBay Communities, Inc.	3.3%
ProLogis, Inc.	3.1%
Mitsubishi Estate Co. Ltd.	3.0%
Boston Properties, Inc.	2.8%
Essex Property Trust, Inc.	2.7%
Ventas, Inc.	2.6%
General Growth Properties, Inc.	2.5%
Unibail-Rodamco SE	2.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	52.9%
Domestic Common Stocks	45.5%
Total Common Stocks	98.4%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
United States	45.5%
Japan	10.6%
United Kingdom	9.0%
Hong Kong	7.2%
China	5.4%
Australia	5.1%
France	4.8%
Singapore	2.3%
Other Countries	8.5%
Cash and Equivalents*	1.6%
* Includes temporary cash investments and other assets and liabilities.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1) 11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,052.90	$6.16	1.21%
Institutional Class	$1,000	$1,053.30	$5.14	1.01%
A Class	$1,000	$1,051.00	$7.42	1.46%
C Class	$1,000	$1,047.40	$11.22	2.21%
R Class	$1,000	$1,049.20	$8.69	1.71%
R6 Class	$1,000	$1,054.00	$4.38	0.86%
Hypothetical
Investor Class	$1,000	$1,018.79	$6.06	1.21%
Institutional Class	$1,000	$1,019.79	$5.06	1.01%
A Class	$1,000	$1,017.56	$7.30	1.46%
C Class	$1,000	$1,013.84	$11.04	2.21%
R Class	$1,000	$1,016.32	$8.55	1.71%
R6 Class	$1,000	$1,020.53	$4.31	0.86%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.4%
Australia — 5.1%
Charter Hall Group	176,230	$711,838
Goodman Group	299,645	1,475,763
Mirvac Group	666,182	1,055,527
Scentre Group	645,663	1,904,867
Westfield Corp.	151,183	1,124,838
		6,272,833
Brazil — 0.6%
BR Malls Participacoes SA	130,700	712,290
Canada — 1.3%
Allied Properties Real Estate Investment Trust	46,294	1,534,820
China — 5.4%
China Overseas Land & Investment Ltd.	652,000	2,723,425
China Resources Land Ltd.	532,888	1,938,706
KWG Property Holding Ltd.	1,283,500	1,300,247
Longfor Properties Co. Ltd.	354,500	616,999
		6,579,377
France — 4.8%
Accor SA	28,228	1,544,701
Klepierre	26,635	1,292,252
Unibail-Rodamco SE	10,827	2,973,730
		5,810,683
Germany — 1.8%
Alstria Office REIT AG	83,803	1,187,851
LEG Immobilien AG	13,418	1,046,076
		2,233,927
Hong Kong — 7.2%
Champion REIT	1,345,000	728,620
CK Hutchison Holdings Ltd.	32,500	706,352
Hang Lung Properties Ltd.	316,000	1,068,095
Hongkong Land Holdings Ltd.	231,600	1,871,647
Kerry Properties Ltd.	154,000	628,894
Sun Hung Kai Properties Ltd.	176,000	2,928,193
Swire Properties Ltd.	241,400	830,618
		8,762,419
Indonesia — 0.4%
PT Bumi Serpong Damai Tbk	2,268,700	325,477
PT Ciputra Development Tbk	1,183,000	124,832
		450,309
Japan — 10.6%
Activia Properties, Inc.	158	1,435,493
Hulic Co. Ltd.	166,300	1,783,573
Hulic Reit, Inc.	822	1,282,861
Kenedix Residential Investment Corp.	107	311,622
Kenedix Retail REIT Corp.(1)	270	675,078

7

	Shares	Value
Mitsubishi Estate Co. Ltd.	156,000	$3,667,270
Mitsui Fudosan Co. Ltd.	87,000	2,577,297
Orix JREIT, Inc.	307	453,622
Sumitomo Realty & Development Co. Ltd.	19,000	733,877
		12,920,693
Mexico — 0.6%
Corp. Inmobiliaria Vesta SAB de CV	427,255	802,043
Philippines — 0.8%
Ayala Land, Inc.	1,152,500	999,016
Singapore — 2.3%
CapitaLand Ltd.	533,600	1,485,196
Mapletree Commercial Trust	341,400	397,143
Mapletree Greater China Commercial Trust	1,172,000	938,036
		2,820,375
Spain — 0.9%
Hispania Activos Inmobiliarios SAU(1)	21,894	311,902
Merlin Properties Socimi SA(1)	56,879	776,689
		1,088,591
Sweden — 1.6%
Fabege AB	132,053	2,015,803
Thailand — 0.5%
AP Thailand PCL	2,543,800	566,860
United Kingdom — 9.0%
Big Yellow Group plc	132,010	1,350,091
British Land Co. plc	140,270	1,788,140
Derwent London plc	29,734	1,567,166
Great Portland Estates plc	122,624	1,499,231
Hammerson plc	1,752	17,962
Land Securities Group plc	96,466	1,845,273
Safestore Holdings plc	182,678	778,748
Unite Group plc (The)	232,016	2,129,604
		10,976,215
United States — 45.5%
Alexandria Real Estate Equities, Inc.	31,263	2,888,076
AvalonBay Communities, Inc.	24,554	4,035,204
Blackstone Group LP (The)	52,962	2,169,324
Boston Properties, Inc.	26,129	3,457,128
Duke Realty Corp.	120,526	2,387,620
Equity Residential	57,797	4,268,887
Essex Property Trust, Inc.	14,630	3,247,129
Extra Space Storage, Inc.	42,112	2,776,444
Forest City Enterprises, Inc., Class A(1)	89,024	2,115,210
General Growth Properties, Inc.	109,455	2,999,067
Hudson Pacific Properties, Inc.	74,889	2,258,652
Jones Lang LaSalle, Inc.	11,588	1,924,303
Kilroy Realty Corp.	33,116	2,350,905
Kimco Realty Corp.	109,491	2,638,733
Kite Realty Group Trust	84,340	2,209,708
Pebblebrook Hotel Trust	51,210	2,198,957
ProLogis, Inc.	92,795	3,730,359

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	Shares	Value
Simon Property Group, Inc.	25,936	$4,707,125
Ventas, Inc.	46,279	3,188,623
		55,551,454
TOTAL COMMON STOCKS (Cost $111,362,143)		120,097,708
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $305,001), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $299,700)		299,699
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $732,162), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $719,280)		719,279
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $857,313), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $840,000)		840,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,858,978)		1,858,978
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $113,221,121)		121,956,686
OTHER ASSETS AND LIABILITIES — 0.1%		148,834
TOTAL NET ASSETS — 100.0%		$122,105,520

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	17.0%
Office REITs	14.7%
Diversified Real Estate Activities	11.5%
Real Estate Operating Companies	10.5%
Diversified REITs	10.1%
Residential REITs	9.8%
Real Estate Development	7.5%
Industrial REITs	4.2%
Specialized REITs	4.0%
Health Care REITs	2.6%
Hotel and Resort REITs	1.8%
Asset Management and Custody Banks	1.8%
Real Estate Services	1.6%
Hotels, Resorts and Cruise Lines	1.3%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.
See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $113,221,121)	$121,956,686
Cash	19,460
Foreign currency holdings, at value (cost of $13,243)	13,243
Receivable for investments sold	3,420,609
Receivable for capital shares sold	235,715
Dividends and interest receivable	227,706
Other assets	2,803
125,876,222

Liabilities
Payable for investments purchased	2,988,040
Payable for capital shares redeemed	659,475
Accrued management fees	113,756
Distribution and service fees payable	9,431
3,770,702

Net Assets	$122,105,520

Net Assets Consist of:
Capital (par value and paid-in surplus)	$111,591,353
Distributions in excess of net investment income	(1,230,235)
Undistributed net realized gain	3,011,260
Net unrealized appreciation	8,733,142
$122,105,520

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$81,418,690	6,769,228	$12.03
Institutional Class, $0.01 Par Value	$6,078,257	505,338	$12.03
A Class, $0.01 Par Value	$20,062,326	1,668,017	$12.03*
C Class, $0.01 Par Value	$6,737,288	560,856	$12.01
R Class, $0.01 Par Value	$212,096	17,627	$12.03
R6 Class, $0.01 Par Value	$7,596,863	631,671	$12.03
*Maximum offering price $12.76 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $53,913)	$1,275,998
Interest	268
1,276,266

Expenses:
Management fees	607,452
Distribution and service fees:
A Class	22,373
C Class	28,708
R Class	1,400
Directors' fees and expenses	1,815
Other expenses	1,664
663,412

Net investment income (loss)	612,854

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,080,349
Foreign currency transactions	(52,114)
4,028,235

Change in net unrealized appreciation (depreciation) on:
Investments	49,549
Translation of assets and liabilities in foreign currencies	8,789
58,338

Net realized and unrealized gain (loss)	4,086,573

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,699,427

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$612,854	$869,070
Net realized gain (loss)	4,028,235	3,104,268
Change in net unrealized appreciation (depreciation)	58,338	3,591,029
Net increase (decrease) in net assets resulting from operations	4,699,427	7,564,367

Distributions to Shareholders
From net investment income:
Investor Class	(2,431,936)	(1,424,318)
Institutional Class	(256,274)	(266,606)
A Class	(595,878)	(588,952)
C Class	(150,914)	(76,052)
R Class	(18,030)	(13,303)
R6 Class	(1,267)	(911)
From net realized gains:
Investor Class	(812,440)	(562,617)
Institutional Class	(81,260)	(99,304)
A Class	(213,379)	(251,692)
C Class	(68,884)	(43,070)
R Class	(6,955)	(6,191)
R6 Class	(387)	(325)
Decrease in net assets from distributions	(4,637,604)	(3,333,341)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,548,127	22,365,962

Net increase (decrease) in net assets	21,609,950	26,596,988

Net Assets
Beginning of period	100,495,570	73,898,582
End of period	$122,105,520	$100,495,570

Undistributed (distributions in excess of) net investment income	$(1,230,235)	$1,611,210

See Notes to Financial Statements.

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Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

13

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.20% for the Investor Class, A Class, C Class and R Class, 1.00% for the Institutional Class and 0.85% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $138,792,298 and $121,187,074, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		20,000,000
Sold	2,371,718	$28,675,451	3,413,467	$38,993,544
Issued in reinvestment of distributions	250,279	2,853,181	182,222	1,935,199
Redeemed	(1,603,640)	(19,341,105)	(1,649,689)	(18,312,930)
	1,018,357	12,187,527	1,946,000	22,615,813
Institutional Class/Shares Authorized	20,000,000		10,000,000
Sold	113,655	1,376,198	229,312	2,586,131
Issued in reinvestment of distributions	29,062	331,011	34,455	365,910
Redeemed	(371,838)	(4,487,579)	(214,292)	(2,413,034)
	(229,121)	(2,780,370)	49,475	539,007
A Class/Shares Authorized	10,000,000		10,000,000
Sold	429,665	5,178,569	1,020,342	11,521,167
Issued in reinvestment of distributions	69,776	796,148	73,656	782,969
Redeemed	(212,746)	(2,566,892)	(1,354,309)	(15,500,423)
	286,695	3,407,825	(260,311)	(3,196,287)
C Class/Shares Authorized	5,000,000		10,000,000
Sold	105,974	1,281,795	264,816	2,959,017
Issued in reinvestment of distributions	13,647	155,849	8,518	90,719
Redeemed	(12,773)	(150,990)	(47,307)	(515,516)
	106,848	1,286,654	226,027	2,534,220
R Class/Shares Authorized	5,000,000		5,000,000
Sold	16,556	197,347	338	3,872
Issued in reinvestment of distributions	2,188	24,985	1,831	19,494
Redeemed	(32,967)	(404,837)	(12,792)	(151,393)
	(14,223)	(182,505)	(10,623)	(128,027)
R6 Class/Shares Authorized	5,000,000		5,000,000
Sold	634,804	7,695,918	—	—
Issued in reinvestment of distributions	145	1,654	117	1,236
Redeemed	(5,631)	(68,576)	—	—
	629,318	7,628,996	117	1,236
Net increase (decrease)	1,797,874	$21,548,127	1,950,685	$22,365,962

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
United States	$55,551,454	—	—
Other Countries	—	$64,546,254	—
Temporary Cash Investments	—	1,858,978	—
	$55,551,454	$66,405,232	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$114,192,802
Gross tax appreciation of investments	$9,512,234
Gross tax depreciation of investments	(1,748,350)
Net tax appreciation (depreciation) of investments	$7,763,884

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$12.03	0.08	0.52	0.60	(0.45)	(0.15)	(0.60)	$12.03	5.29%	1.21%(4)	1.28%(4)	118%	$81,419
2014	$11.54	0.13	0.88	1.01	(0.37)	(0.15)	(0.52)	$12.03	9.29%	1.20%	1.15%	275%	$69,207
2013	$10.90	0.13	1.12	1.25	(0.36)	(0.25)	(0.61)	$11.54	11.99%	1.20%	1.15%	392%	$43,927
2012(5)	$9.75	0.07	1.08	1.15	—	—	—	$10.90	11.68%	1.20%(4)	1.15%(4)	264%	$23,143
2012(6)	$10.00	0.14	(0.32)(7)	(0.18)	(0.07)	—	(0.07)	$9.75	(1.57)%	1.21%(4)	1.63%(4)	462%	$7,322
Institutional Class
2015(3)	$12.05	0.09	0.52	0.61	(0.48)	(0.15)	(0.63)	$12.03	5.33%	1.01%(4)	1.48%(4)	118%	$6,078
2014	$11.56	0.15	0.88	1.03	(0.39)	(0.15)	(0.54)	$12.05	9.50%	1.00%	1.35%	275%	$8,848
2013	$10.91	0.15	1.13	1.28	(0.38)	(0.25)	(0.63)	$11.56	12.30%	1.00%	1.35%	392%	$7,916
2012(5)	$9.75	0.08	1.08	1.16	—	—	—	$10.91	11.90%	1.00%(4)	1.35%(4)	264%	$2,711
2012(6)	$10.00	0.17	(0.33)(7)	(0.16)	(0.09)	—	(0.09)	$9.75	(1.47)%	1.01%(4)	1.83%(4)	462%	$1,210
A Class
2015(3)	$12.02	0.06	0.52	0.58	(0.42)	(0.15)	(0.57)	$12.03	5.10%	1.46%(4)	1.03%(4)	118%	$20,062
2014	$11.53	0.11	0.87	0.98	(0.34)	(0.15)	(0.49)	$12.02	9.02%	1.45%	0.90%	275%	$16,601
2013	$10.89	0.10	1.12	1.22	(0.33)	(0.25)	(0.58)	$11.53	11.72%	1.45%	0.90%	392%	$18,926
2012(5)	$9.76	0.06	1.07	1.13	—	—	—	$10.89	11.58%	1.45%(4)	0.90%(4)	264%	$2,460
2012(6)	$10.00	0.12	(0.31)(7)	(0.19)	(0.05)	—	(0.05)	$9.76	(1.82)%	1.46%(4)	1.38%(4)	462%	$700

18

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$11.96	0.02	0.51	0.53	(0.33)	(0.15)	(0.48)	$12.01	4.74%	2.21%(4)	0.28%(4)	118%	$6,737
2014	$11.47	0.02	0.88	0.90	(0.26)	(0.15)	(0.41)	$11.96	8.12%	2.20%	0.15%	275%	$5,428
2013	$10.83	—(8)	1.14	1.14	(0.25)	(0.25)	(0.50)	$11.47	10.94%	2.20%	0.15%	392%	$2,614
2012(5)	$9.75	0.02	1.06	1.08	—	—	—	$10.83	11.08%	2.20%(4)	0.15%(4)	264%	$610
2012(6)	$10.00	0.05	(0.30)(7)	(0.25)	—	—	—	$9.75	(2.50)%	2.21%(4)	0.63%(4)	462%	$394
R Class
2015(3)	$12.01	0.05	0.51	0.56	(0.39)	(0.15)	(0.54)	$12.03	4.92%	1.71%(4)	0.78%(4)	118%	$212
2014	$11.52	0.08	0.87	0.95	(0.31)	(0.15)	(0.46)	$12.01	8.74%	1.70%	0.65%	275%	$382
2013	$10.87	0.08	1.12	1.20	(0.30)	(0.25)	(0.55)	$11.52	11.55%	1.70%	0.65%	392%	$489
2012(5)	$9.76	0.05	1.06	1.11	—	—	—	$10.87	11.37%	1.70%(4)	0.65%(4)	264%	$439
2012(6)	$10.00	0.09	(0.30)(7)	(0.21)	(0.03)	—	(0.03)	$9.76	(2.07)%	1.71%(4)	1.13%(4)	462%	$393
R6 Class
2015(3)	$12.06	0.03	0.58	0.61	(0.49)	(0.15)	(0.64)	$12.03	5.40%	0.86%(4)	1.63%(4)	118%	$7,597
2014	$11.57	0.17	0.88	1.05	(0.41)	(0.15)	(0.56)	$12.06	9.67%	0.85%	1.50%	275%	$28
2013(9)	$11.18	0.03	0.36	0.39	—	—	—	$11.57	3.49%	0.85%(4)	1.07%(4)	392%(10)	$26

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)	April 1, 2012 through October 31, 2012. The fund's fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period.

(6)	April 29, 2011 (fund inception) through March 31, 2012.

(7)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(8)	Per-share amount was less than $0.005.

(9)	July 26, 2013 (commencement of sale) through October 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85694 1506

SEMIANNUAL REPORT	APRIL 30, 2015

NT Global Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of April 30, 2015
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class	ANREX	-0.70%	3/19/15
FTSE EPRA/NAREIT Global Index	—	0.65%	—
MSCI All Country World Index	—	2.56%	—
Institutional Class	ANRHX	-0.70%	3/19/15
R6 Class	ANRDX	-0.70%	3/19/15

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R6 Class
1.21%	1.01%	0.86%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	3.9%
Equity Residential	3.5%
AvalonBay Communities, Inc.	3.3%
ProLogis, Inc.	3.1%
Mitsubishi Estate Co. Ltd.	3.0%
Boston Properties, Inc.	2.8%
Essex Property Trust, Inc.	2.7%
Ventas, Inc.	2.6%
General Growth Properties, Inc.	2.5%
Unibail-Rodamco SE	2.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	53.0%
Domestic Common Stocks	45.6%
Total Common Stocks	98.6%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.7%

Investments by Country	% of net assets
United States	45.6%
Japan	10.6%
United Kingdom	9.0%
Hong Kong	7.2%
China	5.4%
Australia	5.1%
France	4.8%
Singapore	2.3%
Other Countries	8.6%
Cash and Equivalents*	1.4%
* Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1)11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$993.00(2)	$1.41(3)	1.20%
Institutional Class	$1,000	$993.00(2)	$1.17(3)	1.00%
R6 Class	$1,000	$993.00(2)	$1.00(3)	0.85%
Hypothetical
Investor Class	$1,000	$1,018.84(4)	$6.01(4)	1.20%
Institutional Class	$1,000	$1,019.84(4)	$5.01(4)	1.00%
R6 Class	$1,000	$1,020.58(4)	$4.26(4)	0.85%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from March 19, 2015 (fund inception) through April 30, 2015.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 43, the number of days in the period from March 19, 2015 (fund inception) through April 30, 2015, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

5

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Australia — 5.1%
Charter Hall Group	495,980	$2,003,392
Goodman Group	832,549	4,100,334
Mirvac Group	1,830,217	2,899,873
Scentre Group	1,821,461	5,373,764
Westfield Corp.	423,344	3,149,781
		17,527,144
Brazil — 0.6%
BR Malls Participacoes SA	366,200	1,995,720
Canada — 1.3%
Allied Properties Real Estate Investment Trust	129,619	4,297,356
China — 5.4%
China Overseas Land & Investment Ltd.	1,834,000	7,660,676
China Resources Land Ltd.	1,498,000	5,449,892
KWG Property Holding Ltd.	3,594,500	3,641,400
Longfor Properties Co. Ltd.	997,500	1,736,125
		18,488,093
France — 4.8%
Accor SA	79,293	4,339,097
Klepierre	74,759	3,627,087
Unibail-Rodamco SE	30,448	8,362,809
		16,328,993
Germany — 1.8%
Alstria Office REIT AG	234,666	3,326,232
LEG Immobilien AG	37,580	2,929,761
		6,255,993
Hong Kong — 7.2%
Champion REIT	3,785,000	2,050,428
CK Hutchison Holdings Ltd.	94,000	2,042,988
Hang Lung Properties Ltd.	884,000	2,987,963
Hongkong Land Holdings Ltd.	648,600	5,241,582
Kerry Properties Ltd.	431,000	1,760,086
Sun Hung Kai Properties Ltd.	493,000	8,202,268
Swire Properties Ltd.	676,000	2,326,006
		24,611,321
Indonesia — 0.4%
PT Bumi Serpong Damai Tbk	6,385,000	916,019
PT Ciputra Development Tbk	3,329,400	351,323
		1,267,342
Japan — 10.6%
Activia Properties, Inc.	442	4,015,746
Hulic Co. Ltd.	462,500	4,960,327
Hulic Reit, Inc.	2,302	3,592,637
Kenedix Residential Investment Corp.	314	914,479
Kenedix Retail REIT Corp.(1)	756	1,890,218

6

	Shares	Value
Mitsubishi Estate Co. Ltd.	436,000	$10,249,550
Mitsui Fudosan Co. Ltd.	242,000	7,169,033
Orix JREIT, Inc.	855	1,263,346
Sumitomo Realty & Development Co. Ltd.	53,000	2,047,130
		36,102,466
Mexico — 0.6%
Corp. Inmobiliaria Vesta SAB de CV	1,181,604	2,218,107
Philippines — 0.8%
Ayala Land, Inc.	3,227,300	2,797,504
Singapore — 2.3%
CapitaLand Ltd.	1,490,800	4,149,418
Mapletree Commercial Trust	953,900	1,109,651
Mapletree Greater China Commercial Trust	3,274,400	2,620,738
		7,879,807
Spain — 0.9%
Hispania Activos Inmobiliarios SAU(1)	61,169	871,415
Merlin Properties Socimi SA(1)	159,273	2,174,888
		3,046,303
Sweden — 1.7%
Fabege AB	372,324	5,683,566
Thailand — 0.5%
AP Thailand PCL	7,383,700	1,645,382
United Kingdom — 9.0%
Big Yellow Group plc	369,925	3,783,292
British Land Co. plc	393,072	5,010,820
Derwent London plc	83,556	4,403,918
Great Portland Estates plc	344,584	4,212,968
Land Securities Group plc	270,322	5,170,919
Safestore Holdings plc	523,110	2,229,996
Unite Group plc (The)	650,167	5,967,684
		30,779,597
United States — 45.6%
Alexandria Real Estate Equities, Inc.	87,607	8,093,135
AvalonBay Communities, Inc.	68,806	11,307,578
Blackstone Group LP (The)	148,413	6,078,997
Boston Properties, Inc.	73,220	9,687,738
Duke Realty Corp.	338,204	6,699,821
Equity Residential	161,827	11,952,542
Essex Property Trust, Inc.	40,997	9,099,284
Extra Space Storage, Inc.	118,008	7,780,268
Forest City Enterprises, Inc., Class A(1)	250,854	5,960,291
General Growth Properties, Inc.	306,465	8,397,141
Hudson Pacific Properties, Inc.	209,858	6,329,317
Jones Lang LaSalle, Inc.	32,472	5,392,300
Kilroy Realty Corp.	93,372	6,628,478
Kimco Realty Corp.	306,566	7,388,241
Kite Realty Group Trust	237,516	6,222,919
Pebblebrook Hotel Trust	143,503	6,162,019
ProLogis, Inc.	259,262	10,422,332
Simon Property Group, Inc.	72,679	13,190,512

7

	Shares	Value
Ventas, Inc.	129,332	$8,910,975
		155,703,888
TOTAL COMMON STOCKS (Cost $338,935,161)		336,628,582
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $394,235), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $387,383)		387,382
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $946,370), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $929,718)		929,717
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $1,111,550), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $1,085,000)		1,085,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,383	1,383
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,403,482)		2,403,482
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $341,338,643)		339,032,064
OTHER ASSETS AND LIABILITIES — 0.7%		2,439,536
TOTAL NET ASSETS — 100.0%		$341,471,600

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	17.3%
Office REITs	14.7%
Diversified Real Estate Activities	11.5%
Real Estate Operating Companies	10.4%
Diversified REITs	10.0%
Residential REITs	9.8%
Real Estate Development	7.5%
Industrial REITs	4.2%
Specialized REITs	4.1%
Health Care REITs	2.6%
Hotel and Resort REITs	1.8%
Asset Management and Custody Banks	1.8%
Real Estate Services	1.6%
Hotels, Resorts and Cruise Lines	1.3%
Cash and Equivalents*	1.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $341,338,643)	$339,032,064
Cash	57,401
Foreign currency holdings, at value (cost of $19,746)	19,212
Receivable for investments sold	10,694,923
Receivable for capital shares sold	13,037
Dividends and interest receivable	513,416
350,330,053

Liabilities
Payable for investments purchased	8,562,587
Accrued management fees	295,866
8,858,453

Net Assets	$341,471,600

Net Assets Consist of:
Capital (par value and paid-in surplus)	$343,939,887
Undistributed net investment income	665,756
Accumulated net realized loss	(826,038)
Net unrealized depreciation	(2,308,005)
$341,471,600

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$95,452,530	9,615,675	$9.93
Institutional Class, $0.01 Par Value	$234,831,172	23,650,680	$9.93
R6 Class, $0.01 Par Value	$11,187,898	1,126,588	$9.93

See Notes to Financial Statements.

9

Statement of Operations

FOR THE PERIOD ENDED APRIL 30, 2015 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $75,306)	$1,078,077
Interest	1,596
1,079,673

Expenses:
Management fees	412,387
Directors' fees and expenses	1,530
413,917

Net investment income (loss)	665,756

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(748,978)
Foreign currency transactions	(77,060)
(826,038)

Change in net unrealized appreciation (depreciation) on:
Investments	(2,306,579)
Translation of assets and liabilities in foreign currencies	(1,426)
(2,308,005)

Net realized and unrealized gain (loss)	(3,134,043)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,468,287)

(1)	March 19, 2015 (fund inception) through April 30, 2015.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

PERIOD ENDED APRIL 30, 2015 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$665,756
Net realized gain (loss)	(826,038)
Change in net unrealized appreciation (depreciation)	(2,308,005)
Net increase (decrease) in net assets resulting from operations	(2,468,287)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	343,939,887

Net increase (decrease) in net assets	341,471,600

Net Assets
End of period	$341,471,600

Undistributed net investment income	$665,756

(1)	March 19, 2015 (fund inception) through April 30, 2015.

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class, the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fund’s shares are available for purchase exclusively by certain American Century Investments funds of funds and the fund’s arrangements for shareholder and distribution services take into account the varying levels of services required by shareholders of different classes of the funds of funds. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of the Investor Class. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class.  As a result, the Institutional Class and R6 Class are charged lower unified management fees.  All classes of the fund commenced sale on March 19, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

12

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.20% for the Investor Class, 1.00% for the Institutional Class and 0.85% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period March 19, 2015 (fund inception) through April 30, 2015 were $418,214,649 and $78,223,744, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended April 30, 2015(1)
	Shares	Amount
Investor Class/Shares Authorized	50,000,000
Sold	9,615,675	$96,156,752
Institutional Class/Shares Authorized	70,000,000
Sold	23,960,916	239,644,672
Redeemed	(310,236)	(3,132,373)
	23,650,680	236,512,299
R6 Class/Shares Authorized	20,000,000
Sold	1,145,061	11,457,543
Redeemed	(18,473)	(186,707)
	1,126,588	11,270,836
Net increase (decrease)	34,392,943	$343,939,887

(1)	March 19, 2015 (fund inception) through April 30, 2015.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
United States	$155,703,888	—	—
Other Countries	—	$180,924,694	—
Temporary Cash Investments	1,383	2,402,099	—
	$155,705,271	$183,326,793	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including

15

but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$341,516,447
Gross tax appreciation of investments	$9,240,932
Gross tax depreciation of investments	(11,725,315)
Net tax appreciation (depreciation) of investments	$(2,484,383)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$10.00	0.02	(0.09)	(0.07)	$9.93	(0.70)%	1.20%(4)	1.55%(4)	24%	$95,453
Institutional Class
2015(3)	$10.00	0.02	(0.09)	(0.07)	$9.93	(0.70)%	1.00%(4)	1.75%(4)	24%	$234,831
R6 Class
2015(3)	$10.00	0.02	(0.09)	(0.07)	$9.93	(0.70)%	0.85%(4)	1.90%(4)	24%	$11,188

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	March 19, 2015 (fund inception) through April 30, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to:

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies.

When considering the approval of the management agreement for the Fund, the independent Directors considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

18

The independent Directors considered all of the information provided by the Advisor and the independent Directors’ independent counsel in connection with the approval, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. The independent Directors concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

19

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85697 1506

SEMIANNUAL REPORT	APRIL 30, 2015

Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Global Divergence in Monetary Policies Influenced Investor Behavior

The six-month reporting period saw big swings in market returns, triggered in part by central bank moves. In October 2014, just before the period started, the U.S. Federal Reserve ended its latest bond-buying program (quantitative easing, QE). As QE wound down, the U.S. economy enjoyed 5% annualized growth (after inflation) in the third quarter of 2014, the highest rate since the third quarter of 2003. But while QE was ending in the U.S., other major central banks were starting or increasing QE as their economies faltered. A “global divergence” of economic growth and monetary policies opened between the U.S. and most of the rest of the developed world.

This divergence helped fuel increased demand for the U.S. dollar and U.S. dollar-denominated assets, and put downward pressure on commodities prices, most notably oil. Though the resulting dollar rally and oil price decline reversed somewhat in April 2015, the dollar remained 9% higher for the reporting period, as measured by the U.S. Dollar Index, while oil remained more than 25% lower, as measured by both Brent and West Texas Intermediate crude oil futures. In this environment, U.S. stocks and bonds posted moderate gains—the S&P 500 Index and the Barclays U.S. Aggregate Bond Index returned 4.40% and 2.06%, respectively.

We expect monetary policy divergence between the U.S. and other major developed economies to continue this year, accompanied by market volatility. This could present both challenges and opportunities for active investment managers. Upward pressures on inflation and interest rates could develop as the massive amount of global monetary stimulus in progress takes hold and economies improve. But we believe lingering constraining forces will likely keep inflation and interest rates relatively low for the next six months. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of April 30, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	REACX	3.39%	14.03%	13.28%	7.75%	11.37%	9/21/95(2)
MSCI U.S. REIT Index	—	2.48%	13.08%	12.93%	8.36%	11.05%(3)	—
S&P 500 Index	—	4.40%	12.98%	14.32%	8.32%	8.72%(3)	—
Institutional Class	REAIX	3.49%	14.26%	13.50%	7.97%	9.96%	6/16/97
A Class(4)	AREEX						10/6/98
No sales charge*		3.26%	13.74%	13.00%	7.48%	10.95%
With sales charge*		-2.67%	7.21%	11.67%	6.85%	10.55%
C Class	ARYCX						9/28/07
No sales charge*		2.90%	12.91%	12.15%	—	3.26%
With sales charge*		1.90%	12.91%	12.15%	—	3.26%
R Class	AREWX	3.11%	13.44%	12.71%	—	3.76%	9/28/07
R6 Class	AREDX	3.57%	14.40%	—	—	11.62%	7/26/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)
The inception date for RREEF Real Estate Securities Fund, Real Estate’s predecessor. That fund merged with Real Estate on June 13, 1997 and Real Estate was first offered to the public on June 16, 1997.

(3)	Since September 30, 1995, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.14%	0.94%	1.39%	2.14%	1.64%	0.79%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

APRIL 30, 2015
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	8.1%
Equity Residential	4.9%
AvalonBay Communities, Inc.	4.3%
Health Care REIT, Inc.	4.1%
Boston Properties, Inc.	4.0%
ProLogis, Inc.	3.9%
Ventas, Inc.	3.7%
General Growth Properties, Inc.	3.3%
Essex Property Trust, Inc.	3.0%
Public Storage	3.0%

Sub-Industry Allocation	% of net assets
Retail REITs	23.7%
Residential REITs	17.7%
Office REITs	13.2%
Health Care REITs	9.9%
Specialized REITs	6.3%
Hotel and Resort REITs	4.9%
Diversified REITs	4.9%
Industrial REITs	3.9%
Real Estate Services	1.4%
Asset Management and Custody Banks	1.4%
Mortgage REITs	1.0%
Hotels, Resorts and Cruise Lines	1.0%
Real Estate Operating Companies	1.0%
Cash and Equivalents*	9.7%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	90.3%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	9.2%*
*Amount relates primarily to receivable for capital shares sold, but not settled, at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period(1)11/1/14 - 4/30/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,033.90	$5.70	1.13%
Institutional Class	$1,000	$1,034.90	$4.69	0.93%
A Class	$1,000	$1,032.60	$6.95	1.38%
C Class	$1,000	$1,029.00	$10.72	2.13%
R Class	$1,000	$1,031.10	$8.21	1.63%
R6 Class	$1,000	$1,035.70	$3.94	0.78%
Hypothetical
Investor Class	$1,000	$1,019.19	$5.66	1.13%
Institutional Class	$1,000	$1,020.18	$4.66	0.93%
A Class	$1,000	$1,017.95	$6.90	1.38%
C Class	$1,000	$1,014.23	$10.64	2.13%
R Class	$1,000	$1,016.71	$8.15	1.63%
R6 Class	$1,000	$1,020.93	$3.91	0.78%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

APRIL 30, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 90.3%
Asset Management and Custody Banks — 1.4%
Blackstone Group LP (The)	529,516	$21,688,975
Diversified REITs — 4.9%
Duke Realty Corp.	1,527,834	30,266,392
Vornado Realty Trust	453,774	46,961,071
		77,227,463
Health Care REITs — 9.9%
HCP, Inc.	501,998	20,225,500
Health Care REIT, Inc.	885,670	63,785,953
Healthcare Trust of America, Inc., Class A	525,702	13,610,425
Ventas, Inc.	837,141	57,679,015
		155,300,893
Hotel and Resort REITs — 4.9%
Host Hotels & Resorts, Inc.	1,858,952	37,439,294
Pebblebrook Hotel Trust	569,632	24,459,998
RLJ Lodging Trust	520,151	15,432,880
		77,332,172
Hotels, Resorts and Cruise Lines — 1.0%
Hyatt Hotels Corp., Class A(1)	258,603	15,011,904
Industrial REITs — 3.9%
ProLogis, Inc.	1,522,857	61,218,851
Mortgage REITs — 1.0%
NorthStar Realty Finance Corp.	855,758	16,054,020
Office REITs — 13.2%
Alexandria Real Estate Equities, Inc.	471,693	43,574,999
Boston Properties, Inc.	478,387	63,295,384
Douglas Emmett, Inc.	175,216	4,993,656
Hudson Pacific Properties, Inc.	841,985	25,394,268
Kilroy Realty Corp.	416,961	29,600,061
SL Green Realty Corp.	319,615	39,108,092
		205,966,460
Real Estate Operating Companies — 1.0%
Forest City Enterprises, Inc., Class A(1)	622,179	14,782,973
Real Estate Services — 1.4%
Jones Lang LaSalle, Inc.	133,566	22,179,970
Residential REITs — 17.7%
Apartment Investment & Management Co., Class A	680,586	25,678,510
AvalonBay Communities, Inc.	413,824	68,007,836
Education Realty Trust, Inc.	315,602	10,610,539
Equity Lifestyle Properties, Inc.	363,908	19,221,621
Equity Residential	1,034,772	76,428,260
Essex Property Trust, Inc.	215,009	47,721,247
UDR, Inc.	894,018	29,296,970
		276,964,983

	Shares	Value
Retail REITs — 23.7%
Acadia Realty Trust	550,911	$17,023,150
DDR Corp.	1,096,972	18,703,373
Equity One, Inc.	603,724	14,869,722
General Growth Properties, Inc.	1,900,467	52,072,796
Kimco Realty Corp.	1,483,945	35,763,074
Kite Realty Group Trust	1,155,173	30,265,532
Macerich Co. (The)	205,889	16,833,485
National Retail Properties, Inc.	638,041	24,500,774
Regency Centers Corp.	457,141	28,699,312
Simon Property Group, Inc.	697,963	126,673,305
Taubman Centers, Inc.	83,770	6,032,278
		371,436,801
Specialized REITs — 6.3%
CubeSmart	926,365	21,371,240
Extra Space Storage, Inc.	456,542	30,099,814
Public Storage	250,203	47,015,646
		98,486,700
TOTAL COMMON STOCKS (Cost $967,902,618)		1,413,652,165
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375%, 4/30/20, valued at $1,294,274), in a joint trading account at 0.08%, dated 4/30/15, due 5/1/15 (Delivery value $1,271,778)		1,271,775
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $3,106,932), in a joint trading account at 0.03%, dated 4/30/15, due 5/1/15 (Delivery value $3,052,262)		3,052,259
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $3,636,188), at 0.01%, dated 4/30/15, due 5/1/15 (Delivery value $3,563,001)		3,563,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,361	3,361
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,890,395)		7,890,395
TOTAL INVESTMENT SECURITIES — 90.8% (Cost $975,793,013)		1,421,542,560
OTHER ASSETS AND LIABILITIES(2) — 9.2%		144,747,192
TOTAL NET ASSETS — 100.0%		$1,566,289,752

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)	Amount relates primarily to receivable for capital shares sold, but not settled, at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $975,793,013)	$1,421,542,560
Cash	370,838
Receivable for investments sold	16,950,810
Receivable for capital shares sold	146,998,870
Dividends and interest receivable	821,338
1,586,684,416

Liabilities
Payable for investments purchased	14,698,918
Payable for capital shares redeemed	4,284,931
Accrued management fees	1,349,384
Distribution and service fees payable	61,431
20,394,664

Net Assets	$1,566,289,752

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,336,737,137
Distributions in excess of net investment income	(7,557,237)
Accumulated net realized loss	(208,639,695)
Net unrealized appreciation	445,749,547
$1,566,289,752

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$984,424,566	33,541,768	$29.35
Institutional Class, $0.01 Par Value	$166,817,124	5,670,827	$29.42
A Class, $0.01 Par Value	$188,242,149	6,414,030	$29.35*
C Class, $0.01 Par Value	$18,581,517	643,303	$28.88
R Class, $0.01 Par Value	$12,399,173	424,439	$29.21
R6 Class, $0.01 Par Value	$195,825,223	6,658,517	$29.41
*Maximum offering price $31.14 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$20,147,963
Interest	2,697
20,150,660

Expenses:
Management fees	9,182,785
Distribution and service fees:
A Class	240,360
C Class	92,535
R Class	27,828
Directors' fees and expenses	30,806
Other expenses	1,962
9,576,276

Net investment income (loss)	10,574,384

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	109,045,593
Change in net unrealized appreciation (depreciation) on investments	(44,832,994)

Net realized and unrealized gain (loss)	64,212,599

Net Increase (Decrease) in Net Assets Resulting from Operations	$74,786,983

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2015 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2014
Increase (Decrease) in Net Assets	April 30, 2015	October 31, 2014
Operations
Net investment income (loss)	$10,574,384	$17,206,564
Net realized gain (loss)	109,045,593	124,366,348
Change in net unrealized appreciation (depreciation)	(44,832,994)	114,857,025
Net increase (decrease) in net assets resulting from operations	74,786,983	256,429,937

Distributions to Shareholders
From net investment income:
Investor Class	(11,311,434)	(16,161,150)
Institutional Class	(4,494,433)	(7,239,801)
A Class	(1,707,998)	(2,721,669)
C Class	(106,540)	(133,288)
R Class	(77,068)	(88,010)
R6 Class	(434,148)	(173,539)
Decrease in net assets from distributions	(18,131,621)	(26,517,457)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(133,212,303)	(74,624,885)

Net increase (decrease) in net assets	(76,556,941)	155,287,595

Net Assets
Beginning of period	1,642,846,693	1,487,559,098
End of period	$1,566,289,752	$1,642,846,693

Distributions in excess of net investment income	$(7,557,237)	$—

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2015 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.00% to 1.20% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.80% to 1.00% for the Institutional Class and 0.65% to 0.85% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2015 was 1.13% for the Investor Class, A Class, C Class and R Class, 0.93% for the Institutional Class and 0.78% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2015 were $1,019,551,480 and $1,286,090,464, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2015		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	150,000,000		150,000,000
Sold	7,514,659	$230,735,396	14,838,030	$384,791,082
Issued in reinvestment of distributions	367,891	11,046,610	596,154	15,358,750
Redeemed	(10,097,877)	(311,877,408)	(14,208,977)	(364,345,148)
	(2,215,327)	(70,095,402)	1,225,207	35,804,684
Institutional Class/Shares Authorized	70,000,000		75,000,000
Sold	2,155,865	66,404,099	3,414,323	86,539,020
Issued in reinvestment of distributions	138,689	4,172,382	264,433	6,809,195
Redeemed	(10,086,966)	(314,193,969)	(7,022,141)	(176,058,057)
	(7,792,412)	(243,617,488)	(3,343,385)	(82,709,842)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	1,452,600	44,358,866	2,314,360	59,527,026
Issued in reinvestment of distributions	55,278	1,660,697	103,945	2,651,216
Redeemed	(1,199,088)	(36,662,009)	(4,525,715)	(114,851,793)
	308,790	9,357,554	(2,107,410)	(52,673,551)
C Class/Shares Authorized	5,000,000		5,000,000
Sold	96,918	2,914,500	158,192	4,041,002
Issued in reinvestment of distributions	2,724	80,720	3,540	90,000
Redeemed	(57,163)	(1,730,444)	(266,230)	(6,766,291)
	42,479	1,264,776	(104,498)	(2,635,289)
R Class/Shares Authorized	5,000,000		5,000,000
Sold	163,667	4,998,649	136,052	3,529,010
Issued in reinvestment of distributions	2,348	70,250	3,258	83,894
Redeemed	(47,779)	(1,464,271)	(73,055)	(1,849,803)
	118,236	3,604,628	66,255	1,763,101
R6 Class/Shares Authorized	25,000,000		40,000,000
Sold	6,127,201	181,297,285	1,097,825	29,411,652
Issued in reinvestment of distributions	14,452	434,148	6,461	173,539
Redeemed	(497,321)	(15,457,804)	(146,049)	(3,759,179)
	5,644,332	166,273,629	958,237	25,826,012
Net increase (decrease)	(3,893,902)	$(133,212,303)	(3,305,594)	$(74,624,885)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,413,652,165	—	—
Temporary Cash Investments	3,361	$7,887,034	—
	$1,413,655,526	$7,887,034	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,036,708,256
Gross tax appreciation of investments	$386,660,266
Gross tax depreciation of investments	(1,825,962)
Net tax appreciation (depreciation) of investments	$384,834,304

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2014, the fund had accumulated short-term capital losses of $(263,564,767), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$28.69	0.19	0.78	0.97	(0.31)	$29.35	3.39%	1.13%(4)	1.24%(4)	61%	$984,425
2014	$24.56	0.30	4.29	4.59	(0.46)	$28.69	18.89%	1.14%	1.16%	127%	$1,025,749
2013	$23.05	0.36	1.70	2.06	(0.55)	$24.56	9.04%	1.14%	1.48%	170%	$847,977
2012(5)	$22.35	0.09	0.66	0.75	(0.05)	$23.05	3.38%	1.15%(4)	0.64%(4)	86%	$759,303
2012	$19.58	0.17	2.87	3.04	(0.27)	$22.35	15.62%	1.16%	0.83%	168%	$696,245
2011	$15.79	0.13	3.83	3.96	(0.17)	$19.58	25.19%	1.16%	0.76%	238%	$605,529
2010	$7.80	0.28	8.01	8.29	(0.30)	$15.79	107.30%	1.16%	2.24%	236%	$565,463
Institutional Class
2015(3)	$28.75	0.23	0.78	1.01	(0.34)	$29.42	3.49%	0.93%(4)	1.44%(4)	61%	$166,817
2014	$24.61	0.35	4.30	4.65	(0.51)	$28.75	19.17%	0.94%	1.36%	127%	$387,099
2013	$23.10	0.41	1.70	2.11	(0.60)	$24.61	9.23%	0.94%	1.68%	170%	$413,623
2012(5)	$22.40	0.11	0.67	0.78	(0.08)	$23.10	3.47%	0.95%(4)	0.84%(4)	86%	$324,283
2012	$19.62	0.21	2.87	3.08	(0.30)	$22.40	15.86%	0.96%	1.03%	168%	$290,557
2011	$15.81	0.17	3.84	4.01	(0.20)	$19.62	25.48%	0.96%	0.96%	238%	$297,740
2010	$7.81	0.30	8.03	8.33	(0.33)	$15.81	107.71%	0.96%	2.44%	236%	$230,109

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$28.69	0.14	0.79	0.93	(0.27)	$29.35	3.26%	1.38%(4)	0.99%(4)	61%	$188,242
2014	$24.55	0.24	4.30	4.54	(0.40)	$28.69	18.59%	1.39%	0.91%	127%	$175,133
2013	$23.05	0.30	1.69	1.99	(0.49)	$24.55	8.77%	1.39%	1.23%	170%	$201,660
2012(5)	$22.35	0.05	0.67	0.72	(0.02)	$23.05	3.21%	1.40%(4)	0.39%(4)	86%	$166,497
2012	$19.60	0.11	2.87	2.98	(0.23)	$22.35	15.33%	1.41%	0.58%	168%	$151,198
2011	$15.81	0.09	3.83	3.92	(0.13)	$19.60	24.92%	1.41%	0.51%	238%	$141,257
2010	$7.81	0.24	8.02	8.26	(0.26)	$15.81	106.76%	1.41%	1.99%	236%	$138,037
C Class
2015(3)	$28.25	0.03	0.77	0.80	(0.17)	$28.88	2.90%	2.13%(4)	0.24%(4)	61%	$18,582
2014	$24.18	0.04	4.23	4.27	(0.20)	$28.25	17.74%	2.14%	0.16%	127%	$16,972
2013	$22.72	0.12	1.67	1.79	(0.33)	$24.18	7.93%	2.14%	0.48%	170%	$17,057
2012(5)	$22.11	(0.05)	0.66	0.61	—	$22.72	2.76%	2.15%(4)	(0.36)%(4)	86%	$5,622
2012	$19.48	(0.02)	2.82	2.80	(0.17)	$22.11	14.44%	2.16%	(0.17)%	168%	$2,574
2011	$15.75	(0.04)	3.82	3.78	(0.05)	$19.48	24.00%	2.16%	(0.24)%	238%	$1,595
2010	$7.78	0.14	7.99	8.13	(0.16)	$15.75	105.21%	2.16%	1.24%	236%	$983

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$28.55	0.09	0.80	0.89	(0.23)	$29.21	3.11%	1.63%(4)	0.74%(4)	61%	$12,399
2014	$24.44	0.16	4.28	4.44	(0.33)	$28.55	18.30%	1.64%	0.66%	127%	$8,743
2013	$22.95	0.24	1.68	1.92	(0.43)	$24.44	8.50%	1.64%	0.98%	170%	$5,866
2012(5)	$22.27	0.02	0.66	0.68	—(6)	$22.95	3.06%	1.65%(4)	0.14%(4)	86%	$3,466
2012	$19.55	0.08	2.84	2.92	(0.20)	$22.27	15.01%	1.66%	0.33%	168%	$2,224
2011	$15.78	0.06	3.81	3.87	(0.10)	$19.55	24.60%	1.66%	0.26%	238%	$1,364
2010	$7.79	0.21	8.01	8.22	(0.23)	$15.78	106.38%	1.66%	1.74%	236%	$444
R6 Class
2015(3)	$28.74	0.18	0.85	1.03	(0.36)	$29.41	3.57%	0.78%(4)	1.59%(4)	61%	$195,825
2014	$24.61	0.33	4.35	4.68	(0.55)	$28.74	19.31%	0.79%	1.51%	127%	$29,151
2013(7)	$25.22	0.07	(0.53)	(0.46)	(0.15)	$24.61	(1.77)%	0.79%(4)	1.04%(4)	170%(8)	$1,377

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2015 (unaudited).

(4)	Annualized.

(5)
April 1, 2012 through October 31, 2012. The fund's fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period. For the years before October 31, 2012, the fund's fiscal year end was March 31.

(6)	Per-share amount was less than $0.005.

(7)	July 26, 2013 (commencement of sale) through October 31, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-85693 1506

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 26, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 26, 2015